RESTATEMENT OF PRIOR FINANCIAL STATEMENTS, Consolidated Statements of Shareholders' Equity Parenthetical (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
RESTATEMENT OF PRIOR FINANCIAL STATEMENTS [Abstract]
Derivative instruments terminated in connection with aircraft sale, tax			$ (300,000)
Change in fair value of derivatives, deferred tax expense (benefit)	$ 300,000	$ (600,000)	3,500,000
Reclassification from other comprehensive income into earnings due to termination of derivative liabilities, deferred tax expense (benefit)	(19,000)		$ (200,000)
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, deferred tax expense (benefit)	$ 200,000